Cover Page	6 Months Ended
Jun. 30, 2026
Cover [Abstract]
Document Type	S-4/A
Entity Registrant Name	MN8 Energy Holdings LLC
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Entity Central Index Key	0002136853
Amendment Flag	false
Amendment Description	The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until the Registration Statement shall become effective on such date or dates as the Commission, acting pursuant to said Section 8(a), may determine.